Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000249064 | Taiwan Semiconductor Manufacturing9369370
Holdings [Line Items]
Percent of Total Investments	5.90%
C000249064 | ASML Holding9369348
Holdings [Line Items]
Percent of Total Investments	5.50%
C000249064 | Galderma Group9369273
Holdings [Line Items]
Percent of Total Investments	5.40%
C000249064 | Tokyo Electron9369342
Holdings [Line Items]
Percent of Total Investments	4.90%
C000249064 | Infineon Technologies9369282
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249064 | InterContinental Hotels Group9369310
Holdings [Line Items]
Percent of Total Investments	4.10%
C000249064 | Linde9369251
Holdings [Line Items]
Percent of Total Investments	4.00%
C000249064 | Coca-Cola9369242
Holdings [Line Items]
Percent of Total Investments	4.00%
C000249064 | TC Energy9369270
Holdings [Line Items]
Percent of Total Investments	3.40%
C000249064 | Games Workshop Group9369303
Holdings [Line Items]
Percent of Total Investments	3.40%
C000249064 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249064 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249064 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249064 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249064 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249064 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249064 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249064 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249064 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000249064 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000249064 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000249064 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000249063 | Taiwan Semiconductor Manufacturing9369370
Holdings [Line Items]
Percent of Total Investments	5.90%
C000249063 | ASML Holding9369348
Holdings [Line Items]
Percent of Total Investments	5.50%
C000249063 | Galderma Group9369273
Holdings [Line Items]
Percent of Total Investments	5.40%
C000249063 | Tokyo Electron9369342
Holdings [Line Items]
Percent of Total Investments	4.90%
C000249063 | Infineon Technologies9369282
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249063 | InterContinental Hotels Group9369310
Holdings [Line Items]
Percent of Total Investments	4.10%
C000249063 | Linde9369251
Holdings [Line Items]
Percent of Total Investments	4.00%
C000249063 | Coca-Cola9369242
Holdings [Line Items]
Percent of Total Investments	4.00%
C000249063 | TC Energy9369270
Holdings [Line Items]
Percent of Total Investments	3.40%
C000249063 | Games Workshop Group9369303
Holdings [Line Items]
Percent of Total Investments	3.40%
C000249063 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249063 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249063 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249063 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249063 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249063 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249063 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000249063 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000249063 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000249063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000249065 | Taiwan Semiconductor Manufacturing9369370
Holdings [Line Items]
Percent of Total Investments	5.90%
C000249065 | ASML Holding9369348
Holdings [Line Items]
Percent of Total Investments	5.50%
C000249065 | Galderma Group9369273
Holdings [Line Items]
Percent of Total Investments	5.40%
C000249065 | Tokyo Electron9369342
Holdings [Line Items]
Percent of Total Investments	4.90%
C000249065 | Infineon Technologies9369282
Holdings [Line Items]
Percent of Total Investments	4.50%
C000249065 | InterContinental Hotels Group9369310
Holdings [Line Items]
Percent of Total Investments	4.10%
C000249065 | Linde9369251
Holdings [Line Items]
Percent of Total Investments	4.00%
C000249065 | Coca-Cola9369242
Holdings [Line Items]
Percent of Total Investments	4.00%
C000249065 | TC Energy9369270
Holdings [Line Items]
Percent of Total Investments	3.40%
C000249065 | Games Workshop Group9369303
Holdings [Line Items]
Percent of Total Investments	3.40%
C000249065 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249065 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249065 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249065 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249065 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249065 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249065 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249065 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249065 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000249065 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000249065 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000249065 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000251720 | Galderma Group9369380
Holdings [Line Items]
Percent of Total Investments	7.30%
C000251720 | Taiwan Semiconductor Manufacturing9369414
Holdings [Line Items]
Percent of Total Investments	6.70%
C000251720 | NVIDIA9369475
Holdings [Line Items]
Percent of Total Investments	5.80%
C000251720 | Alphabet9369422
Holdings [Line Items]
Percent of Total Investments	5.30%
C000251720 | Sandvik9369411
Holdings [Line Items]
Percent of Total Investments	4.60%
C000251720 | Air Liquide9369391
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251720 | Viking Holdings9369486
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251720 | General Electric9369453
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251720 | Westinghouse Air Brake Technologies9369491
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251720 | TKO Group Holdings9369484
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251720 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251720 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251720 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251720 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251720 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251720 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251720 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251720 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000251720 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251720 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251720 | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000251720 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251719 | Galderma Group9369380
Holdings [Line Items]
Percent of Total Investments	7.30%
C000251719 | Taiwan Semiconductor Manufacturing9369414
Holdings [Line Items]
Percent of Total Investments	6.70%
C000251719 | NVIDIA9369475
Holdings [Line Items]
Percent of Total Investments	5.80%
C000251719 | Alphabet9369422
Holdings [Line Items]
Percent of Total Investments	5.30%
C000251719 | Sandvik9369411
Holdings [Line Items]
Percent of Total Investments	4.60%
C000251719 | Air Liquide9369391
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251719 | Viking Holdings9369486
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251719 | General Electric9369453
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251719 | Westinghouse Air Brake Technologies9369491
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251719 | TKO Group Holdings9369484
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251719 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251719 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251719 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251719 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251719 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251719 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251719 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251719 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000251719 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251719 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251719 | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000251719 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251721 | Galderma Group9369380
Holdings [Line Items]
Percent of Total Investments	7.30%
C000251721 | Taiwan Semiconductor Manufacturing9369414
Holdings [Line Items]
Percent of Total Investments	6.70%
C000251721 | NVIDIA9369475
Holdings [Line Items]
Percent of Total Investments	5.80%
C000251721 | Alphabet9369422
Holdings [Line Items]
Percent of Total Investments	5.30%
C000251721 | Sandvik9369411
Holdings [Line Items]
Percent of Total Investments	4.60%
C000251721 | Air Liquide9369391
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251721 | Viking Holdings9369486
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251721 | General Electric9369453
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251721 | Westinghouse Air Brake Technologies9369491
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251721 | TKO Group Holdings9369484
Holdings [Line Items]
Percent of Total Investments	3.10%
C000251721 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251721 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251721 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251721 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251721 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251721 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251721 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251721 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000251721 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251721 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251721 | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000251721 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253849 | Alphabet9369515
Holdings [Line Items]
Percent of Total Investments	5.50%
C000253849 | Waste Management9369623
Holdings [Line Items]
Percent of Total Investments	4.80%
C000253849 | Amazon.com9369518
Holdings [Line Items]
Percent of Total Investments	4.40%
C000253849 | Mastercard9369583
Holdings [Line Items]
Percent of Total Investments	3.90%
C000253849 | Iron Mountain9369579
Holdings [Line Items]
Percent of Total Investments	3.50%
C000253849 | RB Global9369601
Holdings [Line Items]
Percent of Total Investments	3.40%
C000253849 | Synopsys9369606
Holdings [Line Items]
Percent of Total Investments	3.00%
C000253849 | Intercontinental Exchange9369571
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253849 | Broadcom9369536
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253849 | Netflix9369590
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253849 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253849 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253849 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253849 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253849 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253849 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253849 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000253849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000253849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000253850 | Alphabet9369515
Holdings [Line Items]
Percent of Total Investments	5.50%
C000253850 | Waste Management9369623
Holdings [Line Items]
Percent of Total Investments	4.80%
C000253850 | Amazon.com9369518
Holdings [Line Items]
Percent of Total Investments	4.40%
C000253850 | Mastercard9369583
Holdings [Line Items]
Percent of Total Investments	3.90%
C000253850 | Iron Mountain9369579
Holdings [Line Items]
Percent of Total Investments	3.50%
C000253850 | RB Global9369601
Holdings [Line Items]
Percent of Total Investments	3.40%
C000253850 | Synopsys9369606
Holdings [Line Items]
Percent of Total Investments	3.00%
C000253850 | Intercontinental Exchange9369571
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253850 | Broadcom9369536
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253850 | Netflix9369590
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253850 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253850 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000253850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000253850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000256674 | Alphabet9369515
Holdings [Line Items]
Percent of Total Investments	5.50%
C000256674 | Waste Management9369623
Holdings [Line Items]
Percent of Total Investments	4.80%
C000256674 | Amazon.com9369518
Holdings [Line Items]
Percent of Total Investments	4.40%
C000256674 | Mastercard9369583
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256674 | Iron Mountain9369579
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256674 | RB Global9369601
Holdings [Line Items]
Percent of Total Investments	3.40%
C000256674 | Synopsys9369606
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256674 | Intercontinental Exchange9369571
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256674 | Broadcom9369536
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256674 | Netflix9369590
Holdings [Line Items]
Percent of Total Investments	2.90%
C000256674 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256674 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256674 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256674 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256674 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000256674 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000256674 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000256674 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000256674 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000256674 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.70%